Disclosure of Current Period Financial Statement Immaterial Error (Unaudited) (Details) - Schedule of segment reporting reclassifications - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
As Reported [Member]
Segment Reporting Information [Line Items]
Cost of revenue – financial services	$ 163,583	$ 160,842	$ 324,425
Operating expenses	804,833	1,249,644	2,054,477
Total	968,416	1,410,486	2,378,902
As Revised [Member]
Segment Reporting Information [Line Items]
Cost of revenue – financial services	690,184	1,007,431	1,697,615
Operating expenses	278,232	403,055	681,287
Total	$ 968,416	$ 1,410,486	$ 2,378,902